UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-23101

American Funds Strategic Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Steven I. Koszalka

American Funds Strategic Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Strategic Bond FundSM
Investment portfolio
March 31, 2018
unaudited
Bonds, notes & other debt instruments 95.27% Corporate bonds & notes 60.09% Financials 12.12%	Principal amount (000)	Value (000)
American Express Co. 3.00% 2024	$3,525	$3,388
American International Group, Inc. 4.20% 2028	2,200	2,226
American International Group, Inc. 4.75% 2048	1,100	1,134
Bank of America Corp. (3-month USD-LIBOR + 0.79%) 2.815% 2024[1,2]	4,400	4,382
Bank of America Corp. 3.55% 2024	4,400	4,415
Bank of America Corp. 3.97% 2029	4,400	4,414
BNP Paribas 3.375% 2025[1]	2,725	2,638
CIT Group Inc. 5.25% 2025	325	333
Citigroup Inc. 3.142% 2023	2,650	2,620
Goldman Sachs Group, Inc. 3.20% 2023	3,268	3,223
Goldman Sachs Group, Inc. 3.814% 2029	1,775	1,745
Groupe BPCE SA 2.75% 2023[1]	2,950	2,849
Intesa Sanpaolo SpA 4.375% 2048[1]	1,225	1,141
JPMorgan Chase & Co. 3.509% 2029	1,395	1,355
Lloyds Banking Group PLC 2.907% 2023	4,100	3,955
Lloyds Banking Group PLC 4.375% 2028	800	809
National Australia Bank Ltd. 2.875% 2023	4,525	4,441
Nationwide Building Society 3.766% 2024[1]	5,900	5,888
New York Life Global Funding 1.70% 2021[1]	1,600	1,523
Standard Chartered PLC 3.885% 2024[1]	4,400	4,366
UniCredit SPA 5.861% 2032[1]	1,675	1,705
US Bancorp 3.15% 2027	2,000	1,924
Wells Fargo & Co. 2.60% 2021	11,200	11,046
		71,520
Energy 8.34%
Anadarko Petroleum Corp. 5.55% 2026	1,205	1,317
Andeavor Logistics LP 3.50% 2022	2,245	2,208
Andeavor Logistics LP 4.25% 2027	2,230	2,177
Baker Hughes, a GE Co. 3.337% 2027	2,750	2,631
Baker Hughes, a GE Co. 4.08% 2047	2,750	2,602
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[1]	1,010	1,033
Canadian Natural Resources Ltd. 2.95% 2023	325	316
Canadian Natural Resources Ltd. 4.95% 2047	385	402
Cenovus Energy Inc. 4.25% 2027	250	244
Cenovus Energy Inc. 5.25% 2037	523	524
Cenovus Energy Inc. 5.40% 2047	364	367
Chesapeake Energy Corp. 8.00% 2025[1]	850	824
Enbridge Energy Partners, LP 5.875% 2025	155	170
Enbridge Energy Partners, LP 7.375% 2045	905	1,171
Energy Transfer Partners, LP 4.75% 2026	710	719
Energy Transfer Partners, LP 4.20% 2027	210	203
Energy Transfer Partners, LP 6.125% 2045	470	489
Energy Transfer Partners, LP 5.30% 2047	1,000	941
Energy Transfer Partners, LP 5.40% 2047	2,190	2,090
Energy Transfer Partners, LP 6.625% 2049	2,700	2,573
American Funds Strategic Bond Fund — Page 1 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
EnLink Midstream Partners, LP 4.85% 2026	$400	$405
EnLink Midstream Partners, LP 5.45% 2047	610	600
EQT Corp. 3.00% 2022	610	593
EQT Corp. 3.90% 2027	2,500	2,399
Kinder Morgan, Inc. 5.55% 2045	1,200	1,264
Marathon Oil Corp. 4.40% 2027	1,175	1,194
MPLX LP 3.375% 2023	575	569
MPLX LP 5.20% 2047	260	272
MPLX LP 4.70% 2048	2,900	2,850
NGL Energy Partners LP 6.875% 2021	475	476
Petrobras Global Finance Co. 7.375% 2027	885	960
Petrobras Global Finance Co. 5.999% 2028[1]	2,175	2,156
Petrobras Global Finance Co. 5.75% 2029	1,595	1,546
Petrobras Global Finance Co. 7.25% 2044	300	307
Petróleos Mexicanos 5.35% 2028[1]	1,760	1,734
Petróleos Mexicanos 6.75% 2047	685	695
Phillips 66 3.90% 2028	1,500	1,497
Phillips 66 Partners LP 4.90% 2046	225	226
QEP Resources, Inc. 5.625% 2026	350	332
Range Resources Corp. 4.875% 2025	600	559
Sabine Pass Liquefaction, LLC 4.20% 2028	280	276
Schlumberger BV 4.00% 2025[1]	500	509
Southwestern Energy Co. 6.70% 2025	615	600
Teekay Corp. 8.50% 2020	1,000	1,040
Western Gas Partners LP 4.65% 2026	255	258
Western Gas Partners LP 5.30% 2048	2,900	2,878
		49,196
Health care 7.27%
Allergan PLC 3.80% 2025	1,800	1,771
Allergan PLC 4.75% 2045	950	933
Anthem, Inc. 3.65% 2027	5,300	5,131
Becton, Dickinson and Co. 2.894% 2022	1,140	1,107
Becton, Dickinson and Co. 3.70% 2027	3,075	2,972
Cardinal Health, Inc. 4.368% 2047	1,310	1,238
Concordia Healthcare Corp. 9.00% 2022[1]	625	569
Concordia Healthcare Corp. 9.50% 2022[1,3]	575	40
IMS Health Holdings, Inc. 5.00% 2026[1]	1,400	1,398
Kinetic Concepts, Inc. 12.50% 2021[1]	365	414
Molina Healthcare, Inc. 5.375% 2022	3,200	3,176
Multiplan, Inc. 8.50% 2022[1,4]	1,345	1,375
Shire PLC 2.40% 2021	3,040	2,937
Shire PLC 2.875% 2023	1,315	1,256
Shire PLC 3.20% 2026	1,885	1,760
Tenet Healthcare Corp. 4.625% 2024[1]	1,944	1,876
Teva Pharmaceutical Finance Company BV 2.80% 2023	3,690	3,129
Teva Pharmaceutical Finance Company BV 6.00% 2024[1]	3,859	3,751
Teva Pharmaceutical Finance Company BV 3.15% 2026	1,906	1,532
Teva Pharmaceutical Finance Company BV 6.75% 2028[1]	551	545
Teva Pharmaceutical Finance Company BV 4.10% 2046	1,365	1,006
Valeant Pharmaceuticals International, Inc. 7.50% 2021[1]	575	581
Valeant Pharmaceuticals International, Inc. 6.50% 2022[1]	225	233
Valeant Pharmaceuticals International, Inc. 5.875% 2023[1]	950	847
Valeant Pharmaceuticals International, Inc. 7.00% 2024[1]	425	445
American Funds Strategic Bond Fund — Page 2 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	$785	$783
Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	2,080	2,077
		42,882
Utilities 7.22%
American Electric Power Co., Inc. 3.20% 2027	1,125	1,073
Centerpoint Energy, Inc., 2.50% 2022	565	548
Commonwealth Edison Company 4.00% 2048	1,200	1,207
Duke Energy Corp. 3.15% 2027	855	806
Emera Inc. 6.75% 2076	475	515
Emera US Finance LP 4.75% 2046	2,325	2,338
Enel Finance International SA 2.75% 2023[1]	4,000	3,868
Enel Finance International SA 3.50% 2028[1]	1,800	1,687
Exelon Corp. 3.497% 2022	1,500	1,487
FirstEnergy Corp. 3.90% 2027	3,495	3,437
FirstEnergy Corp. 3.50% 2028[1]	780	747
Great Plains Energy Inc. 4.20% 2047	975	978
Great Plains Energy Inc. 4.20% 2048	1,510	1,559
Pacific Gas and Electric Co. 2.45% 2022	575	550
Pacific Gas and Electric Co. 3.25% 2023	975	960
Pacific Gas and Electric Co. 2.95% 2026	625	585
Pacific Gas and Electric Co. 3.30% 2027[1]	2,050	1,943
Pacific Gas and Electric Co. 3.95% 2047[1]	525	487
Pennsylvania Electric Co. 3.25% 2028[1]	1,915	1,805
Public Service Enterprise Group Inc. 2.00% 2021	930	887
Public Service Enterprise Group Inc. 2.65% 2022	2,275	2,213
SCANA Corp. 6.25% 2020	675	703
SCANA Corp. 4.75% 2021	1,375	1,396
SCANA Corp. 4.125% 2022	2,100	2,087
South Carolina Electric & Gas Co. 5.45% 2041	1,894	2,140
South Carolina Electric & Gas Co. 4.35% 2042	150	150
South Carolina Electric & Gas Co. 4.10% 2046	550	529
Southern California Edison Co. 4.125% 2048	1,170	1,196
Virginia Electric and Power Co. 3.80% 2028	4,675	4,740
		42,621
Consumer staples 6.62%
Anheuser-Busch InBev NV 4.60% 2048	2,105	2,179
B&G Foods, Inc. 5.25% 2025	305	285
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 9.191% 2025[2,5,6]	500	503
British American Tobacco PLC 2.764% 2022[1]	995	963
British American Tobacco PLC 3.222% 2024[1]	2,150	2,075
British American Tobacco PLC 3.557% 2027[1]	1,845	1,768
British American Tobacco PLC 4.39% 2037[1]	2,150	2,140
British American Tobacco PLC 4.54% 2047[1]	2,150	2,132
Church & Dwight Co., Inc. 3.15% 2027	1,500	1,420
Church & Dwight Co., Inc. 3.95% 2047	1,395	1,308
Constellation Brands, Inc. 2.65% 2022	2,090	2,021
CVS Health Corp. 4.30% 2028	9,245	9,320
CVS Health Corp. 4.78% 2038	2,245	2,279
CVS Health Corp. 5.05% 2048	3,655	3,852
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 7.377% 2023[2,5,6]	879	889
Molson Coors Brewing Co. 3.00% 2026	570	528
Philip Morris International Inc. 2.625% 2022	695	681
American Funds Strategic Bond Fund — Page 3 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Post Holdings, Inc. 5.625% 2028[1]	$1,220	$1,170
Procter & Gamble Co. 3.50% 2047	2,000	1,909
Reckitt Benckiser Group PLC 2.75% 2024[1]	1,435	1,369
Reynolds American Inc. 5.85% 2045	205	240
		39,031
Industrials 4.82%
3M Co. 2.25% 2023	985	956
ARAMARK Corp. 5.00% 2028[1]	950	932
Beacon Roofing Supply, Inc. 4.875% 2025[1]	2,600	2,490
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	450	428
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	1,675	1,629
CSX Corp. 3.80% 2028	4,380	4,373
CSX Corp. 4.30% 2048	1,450	1,445
Hardwoods Acquisition Inc. 7.50% 2021[1]	1,170	1,071
Northrop Grumman Corp. 3.25% 2028	1,875	1,792
Northrop Grumman Corp. 4.03% 2047	790	760
Pisces Parent, LLC 8.00% 2026[1]	1,740	1,740
Republic Services, Inc. 3.375% 2027	3,325	3,215
United Parcel Service, Inc., 2.50% 2023	5,300	5,137
United Technologies Corp. 3.125% 2027	2,600	2,457
		28,425
Consumer discretionary 4.69%
Amazon.com, Inc. 3.15% 2027[1]	2,455	2,372
Amazon.com, Inc. 4.05% 2047[1]	2,160	2,153
CBS Outdoor Americas Inc. 5.625% 2024	1,400	1,409
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	1,800	1,713
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	1,410	1,352
Comcast Corp. 3.15% 2028	1,800	1,720
Ford Motor Co. 5.291% 2046	1,945	1,906
Home Depot, Inc. 2.80% 2027	2,250	2,130
Limited Brands, Inc. 5.25% 2028	1,450	1,369
Live Nation Entertainment, Inc. 5.625% 2026[1]	1,025	1,040
McDonald’s Corp. 3.80% 2028	1,090	1,105
McDonald’s Corp. 4.45% 2047	1,070	1,109
Meritage Homes Corp. 6.00% 2025[1]	2,200	2,266
Neiman Marcus Group LTD Inc. 9.50% 2021 (100% PIK)[1,4]	1,500	964
Petsmart, Inc. 7.125% 2023[1]	1,125	644
Petsmart, Inc. 8.875% 2025[1]	625	359
S.A.C.I. Falabella 3.75% 2027[1]	1,885	1,792
Sirius XM Radio Inc. 5.00% 2027[1]	2,425	2,292
		27,695
Materials 3.65%
Ball Corp. 4.875% 2026	2,100	2,111
Chemours Co. 5.375% 2027	645	648
First Quantum Minerals Ltd. 7.25% 2022[1]	1,000	1,005
First Quantum Minerals Ltd. 6.50% 2024[1]	1,450	1,377
First Quantum Minerals Ltd. 7.50% 2025[1]	625	616
First Quantum Minerals Ltd. 6.875% 2026[1]	800	762
Hexion Inc. 10.375% 2022[1]	1,090	1,060
Mosaic Co. 3.25% 2022	1,150	1,127
Mosaic Co. 4.05% 2027	1,085	1,060
American Funds Strategic Bond Fund — Page 4 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Nova Chemicals Corp. 5.25% 2027[1]	$1,750	$1,667
Olin Corp. 5.125% 2027	425	420
Platform Specialty Products Corp. 5.875% 2025[1]	2,950	2,887
Sherwin-Williams Co. 2.75% 2022	500	487
Sherwin-Williams Co. 3.125% 2024	295	286
Sherwin-Williams Co. 3.45% 2027	3,680	3,524
Sherwin-Williams Co. 4.50% 2047	465	464
Tronox Ltd. 5.75% 2025[1]	300	292
Tronox Ltd. 6.50% 2026[1]	1,100	1,103
Warrior Met Coal, Inc. 8.00% 2024[1]	600	612
		21,508
Information technology 2.35%
Analog Devices, Inc. 3.125% 2023	1,045	1,024
Analog Devices, Inc. 3.50% 2026	890	869
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 6.734% 2021[2,5,6]	1,396	1,309
BMC Software, Inc. 8.125% 2021[1]	1,745	1,751
Broadcom Ltd. 3.00% 2022	3,000	2,946
Broadcom Ltd. 3.625% 2024	1,745	1,718
Broadcom Ltd. 3.875% 2027	2,170	2,112
CCC Information Services Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 8.627% 2025[2,5,6]	275	281
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.023% 2024[2,5,6]	300	312
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 6.377% 2024[2,5,6]	647	654
Unisys Corp. 10.75% 2022[1]	800	903
		13,879
Telecommunication services 2.32%
AT&T Inc. 4.90% 2037	3,450	3,486
AT&T Inc. 5.15% 2050	2,515	2,546
Inmarsat PLC 6.50% 2024[1]	2,000	2,035
Verizon Communications Inc. 4.50% 2033	4,500	4,563
Zayo Group Holdings, Inc. 5.75% 2027[1]	1,050	1,028
		13,658
Real estate 0.69%
Howard Hughes Corp. 5.375% 2025[1]	1,650	1,633
Iron Mountain Inc. 4.875% 2027[1]	535	499
Iron Mountain Inc. 5.25% 2028[1]	915	866
iStar Inc. 4.625% 2020	1,080	1,084
		4,082
Total corporate bonds & notes		354,497
U.S. Treasury bonds & notes 22.89% U.S. Treasury inflation-protected securities 22.69%
U.S. Treasury Inflation-Protected Security 0.125% 2023[7]	1,933	1,902
U.S. Treasury Inflation-Protected Security 0.25% 2025[7]	2,407	2,355
U.S. Treasury Inflation-Protected Security 0.125% 2026[7,8]	9,874	9,498
U.S. Treasury Inflation-Protected Security 0.625% 2026[7]	1,147	1,148
U.S. Treasury Inflation-Protected Security 0.375% 2027[7]	10,131	9,894
U.S. Treasury Inflation-Protected Security 0.50% 2028[7]	71,332	59,556
U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	2,942	3,737
U.S. Treasury Inflation-Protected Security 1.00% 2046[7,8]	1,663	1,704
American Funds Strategic Bond Fund — Page 5 of 14

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.875% 2047[7,8]	$26,795	$26,608
U.S. Treasury Inflation-Protected Security 1.00% 2048[7]	21,102	17,423
		133,825
U.S. Treasury 0.20%
U.S. Treasury 2.375% 2023	1	—[9]
U.S. Treasury 2.00% 2024[8]	931	896
U.S. Treasury 2.75% 2047	302	289
		1,185
Total U.S. Treasury bonds & notes		135,010
Bonds & notes of governments & government agencies outside the U.S. 8.95%
Argentine Republic 6.875% 2048	3,050	2,789
Brazil (Federative Republic of) 6.00% 2050[7]	BRL3,111	1,050
Brazil (Federative Republic of) 6.00% 2055[7]	6,813	2,308
India (Republic of) 7.61% 2030	INR367,000	5,579
India (Republic of) 7.88% 2030	333,000	5,135
Italy (Republic of) 2.45% 2033	€3,625	4,554
Japan, Series 20, 0.10% 2025[7]	¥502,500	4,976
Japan, Series 21, 0.10% 2026[7]	2,012,358	20,023
Portuguese Republic 5.125% 2024	$2,300	2,452
Portuguese Republic 4.10% 2045	€1,150	1,834
Saudi Arabia (Kingdom of) 4.625% 2047[1]	$555	530
Uruguay (Oriental Republic of) 8.50% 2028	UYU48,975	1,593
		52,823
Municipals 2.39%
Illinois City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	$760	717
Illinois City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[1]	1,540	1,828
Illinois City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	1,875	1,765
Illinois G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[6]	2,800	2,629
New Jersey Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	987	1,222
New Jersey Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2033	1,500	787
New Jersey Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	1,000	500
New York Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2049	750	212
New York Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2055	2,400	519
New York Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2056	1,600	333
South Carolina Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	2,085	2,240
South Carolina Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,200	1,316
		14,068
Asset-backed obligations 0.95%
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[1,6]	5,095	5,059
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[1,6]	570	565
		5,624
Total bonds, notes & other debt instruments (cost: $568,435,000)		562,022
American Funds Strategic Bond Fund — Page 6 of 14

unaudited
Short-term securities 4.19%	Principal amount (000)	Value (000)
Nigerian Treasury Bills 12.86%–13.86% due 10/25/2018–3/14/2019	NGN4,800,000	$12,154
Société Générale 1.62% due 4/2/2018[1]	$12,600	12,598
Total short-term securities (cost: $24,729,000)		24,752
Total investment securities 99.46% (cost: $593,164,000)		586,774
Other assets less liabilities 0.54%		3,171
Net assets 100.00%		$589,945
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[10] (000)	Value at 3/31/2018[11] (000)	Unrealized (depreciation) appreciation at 3/31/2018 (000)
10 Year Euro-Bund Futures	Short	34	June 2018	$(3,400)	$(6,670)	$(86)
10 Year U.S. Treasury Note Futures	Long	1,059	June 2018	105,900	128,288	996
10 Year Ultra U.S. Treasury Note Futures	Long	203	June 2018	20,300	26,362	344
20 Year U.S. Treasury Bond Futures	Short	121	June 2018	(12,100)	(17,742)	(397)
30 Year Ultra U.S. Treasury Bond Futures	Short	560	June 2018	(56,000)	(89,862)	(2,563)
5 Year U.S. Treasury Note Futures	Long	1,044	July 2018	104,400	119,497	475
90 Day Euro Dollar Futures	Long	2,068	December 2018	517,000	504,101	(170)
90 Day Euro Dollar Futures	Short	2,068	December 2019	(517,000)	(502,602)	228
						$(1,173)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2018 (000)
Purchases (000)	Sales (000)
BRL4,326	USD1,327	Citibank	4/5/2018	$(17)
USD5,761	AUD7,450	Goldman Sachs	4/6/2018	39
GBP4,135	EUR4,625	Citibank	4/9/2018	109
USD4,528	BRL14,650	JPMorgan Chase	4/9/2018	94
USD2,617	AUD3,350	HSBC Bank	4/9/2018	44
USD11,047	INR720,000	HSBC Bank	4/9/2018	24
USD1,505	KRW1,599,600	JPMorgan Chase	4/9/2018	4
USD776	KRW825,000	Bank of America, N.A.	4/9/2018	2
USD1,313	SGD1,730	JPMorgan Chase	4/11/2018	(7)
USD4,313	CAD5,600	JPMorgan Chase	4/11/2018	(35)
USD3,075	AUD3,950	Barclays Bank PLC	4/12/2018	41
USD2,843	ZAR34,125	JPMorgan Chase	4/12/2018	(34)
EUR4,539	GBP4,050	HSBC Bank	4/12/2018	(95)
USD10,734	EUR8,650	Bank of America, N.A.	4/16/2018	77
USD4,468	EUR3,600	Barclays Bank PLC	4/16/2018	33
MXN20,496	USD1,098	Citibank	4/16/2018	26
USD1,492	EUR1,200	Citibank	4/16/2018	14
MXN9,892	USD530	Bank of America, N.A.	4/16/2018	12
USD990	JPY105,000	JPMorgan Chase	4/16/2018	2
USD1,145	SGD1,500	JPMorgan Chase	4/16/2018	1
USD5,597	GBP4,000	JPMorgan Chase	4/16/2018	(19)
USD4,819	MXN90,000	HSBC Bank	4/18/2018	(117)
American Funds Strategic Bond Fund — Page 7 of 14

unaudited
Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2018 (000)
Purchases (000)	Sales (000)
USD862	SEK7,025	Bank of America, N.A.	4/19/2018	$20
USD2,037	JPY216,000	Bank of America, N.A.	4/20/2018	4
JPY94,685	USD893	HSBC Bank	4/20/2018	(2)
JPY495,000	USD4,667	Bank of America, N.A.	4/20/2018	(9)
CAD17,982	USD13,767	Goldman Sachs	4/23/2018	197
USD4,090	SEK33,500	Goldman Sachs	4/23/2018	71
USD2,637	JPY280,000	HSBC Bank	4/23/2018	2
USD4,794	EUR3,900	UBS AG	4/23/2018	(13)
USD6,601	JPY700,000	Citibank	4/24/2018	11
JPY428,055	USD4,036	Citibank	4/24/2018	(7)
USD3,743	CAD4,850	Citibank	4/24/2018	(23)
USD2,919	KRW3,145,000	Citibank	4/26/2018	(34)
USD5,721	ZAR67,000	Goldman Sachs	5/4/2018	91
USD1,902	SGD2,500	Goldman Sachs	5/4/2018	(7)
				$499
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2018 (000)
1.2975%	3-month Canada BA	7/5/2018	C$265,152	$(240)	$—	$(240)
1.76625%	3-month Canada BA	9/25/2018	122,000	(18)	—	(18)
1.8975%	U.S. EFFR	9/26/2018	$845,500	14	—	14
1.886%	U.S. EFFR	9/26/2018	968,200	(1)	—	(1)
1.882%	U.S. EFFR	9/26/2018	968,100	(7)	—	(7)
1.8775%	U.S. EFFR	9/26/2018	968,200	(14)	—	(14)
1.7725%	3-month Canada BA	9/26/2018	C$122,700	(15)	—	(15)
7.48%	28-day MXN-TIIE	1/11/2019	MXN690,000	(122)	—	(122)
7.46%	28-day MXN-TIIE	1/24/2019	390,000	(74)	—	(74)
(0.294)%	EONIA	1/30/2019	€1,565,600	120	—	120
7.195%	28-day MXN-TIIE	4/15/2019	MXN220,000	(78)	—	(78)
7.51%	28-day MXN-TIIE	5/30/2019	410,000	(73)	—	(73)
3-month USD-LIBOR	1.5655%	8/29/2019	$102,000	1,251	—	1,251
1.726%	3-month USD-LIBOR	10/2/2019	53,000	(607)	—	(607)
1.8185%	3-month USD-LIBOR	10/31/2019	124,000	(1,288)	—	(1,288)
3-month USD-LIBOR	2.159%	1/11/2020	280,000	1,844	—	1,844
1.905%	U.S. EFFR	1/11/2020	280,000	(1,161)	—	(1,161)
(0.223)%	EONIA	2/1/2020	€55,500	103	—	103
(0.122)%	6-month EURIBOR	2/1/2020	56,100	77	—	77
(0.2305)%	EONIA	2/2/2020	109,500	156	—	156
1.8725%	3-month USD-LIBOR	3/20/2020	$52,000	(684)	—	(684)
2.5935%	3-month USD-LIBOR	3/29/2020	124,500	57	—	57
2.577%	3-month USD-LIBOR	3/29/2020	123,700	17	—	17
U.S. EFFR	2.19%	3/29/2020	123,700	(42)	—	(42)
U.S. EFFR	2.2025%	3/29/2020	124,500	(73)	—	(73)
U.S. EFFR	2.165%	4/3/2020	51,100	13	—	13
2.55%	3-month USD-LIBOR	4/3/2020	51,100	(24)	—	(24)
2.5725%	3-month USD-LIBOR	4/4/2020	65,364	—	—	—
American Funds Strategic Bond Fund — Page 8 of 14

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2018 (000)
U.S. EFFR	2.174%	4/4/2020	$65,360	$—	$—	$—
7.14%	28-day MXN-TIIE	4/29/2020	MXN448,450	(203)	—	(203)
6.78%	28-day MXN-TIIE	7/6/2020	213,540	(185)	—	(185)
3-month USD-LIBOR	2.465%	2/13/2021	$86,100	385	—	385
2.094%	U.S. EFFR	2/13/2021	85,300	(408)	—	(408)
1.63%	U.S. EFFR	2/22/2022	32,700	(836)	—	(836)
3-month USD-LIBOR	1.9625%	5/3/2022	13,200	366	—	366
6.99%	28-day MXN-TIIE	6/17/2022	MXN130,000	(105)	—	(105)
3-month USD-LIBOR	2.029%	7/11/2022	$69,000	1,845	—	1,845
2.00965%	3-month USD-LIBOR	10/6/2022	52,000	(1,525)	—	(1,525)
1.9855%	3-month USD-LIBOR	10/17/2022	31,300	(950)	—	(950)
1.98%	3-month USD-LIBOR	10/17/2022	31,300	(958)	—	(958)
2.08613%	3-month USD-LIBOR	11/17/2022	21,300	(560)	—	(560)
2.08934%	3-month USD-LIBOR	11/17/2022	22,700	(594)	—	(594)
2.2025%	3-month USD-LIBOR	12/4/2022	11,000	(237)	—	(237)
2.27403%	3-month USD-LIBOR	12/29/2022	70,000	(1,339)	—	(1,339)
2.10125%	U.S. EFFR	1/12/2023	36,000	(380)	—	(380)
3-month USD-LIBOR	2.6778%	2/12/2023	61,000	41	—	41
3-month USD-LIBOR	2.664%	2/14/2023	31,000	41	—	41
3-month USD-LIBOR	2.666%	2/14/2023	31,000	38	—	38
2.7435%	3-month USD-LIBOR	2/16/2023	48,800	113	—	113
2.7365%	3-month USD-LIBOR	2/20/2023	49,000	98	—	98
2.045%	3-month USD-LIBOR	3/24/2023	53,800	(729)	—	(729)
6-month EURIBOR	0.4042%	3/28/2023	€28,500	(78)	—	(78)
1.8875%	3-month USD-LIBOR	6/7/2023	$33,600	(547)	—	(547)
1.569%	3-month USD-LIBOR	7/6/2023	40,500	(890)	—	(890)
1.615%	3-month USD-LIBOR	8/18/2023	73,000	(1,538)	—	(1,538)
2.42%	3-month USD-LIBOR	11/18/2023	50,000	(328)	—	(328)
2.031%	3-month USD-LIBOR	1/17/2024	8,700	(320)	—	(320)
3-month USD-LIBOR	2.0955%	2/10/2024	1,700	57	—	57
1.805%	U.S. EFFR	2/21/2024	48,000	(1,437)	—	(1,437)
3-month USD-LIBOR	2.3055%	3/7/2024	16,000	356	—	356
3-month USD-LIBOR	2.326%	3/7/2024	16,000	338	—	338
3-month USD-LIBOR	2.013%	6/29/2024	16,500	677	—	677
3-month USD-LIBOR	2.2375%	10/31/2024	8,000	234	—	234
3-month USD-LIBOR	2.585%	1/26/2025	39,300	343	—	343
3-month USD-LIBOR	2.588%	1/26/2025	18,300	156	—	156
2.561%	3-month USD-LIBOR	1/29/2025	22,500	(228)	—	(228)
3-month USD-LIBOR	2.72%	2/8/2025	40,000	8	—	8
2.722%	3-month USD-LIBOR	2/9/2025	44,900	(3)	—	(3)
2.85%	3-month USD-LIBOR	2/26/2025	45,000	363	—	363
2.8775%	3-month USD-LIBOR	3/23/2025	36,400	344	—	344
2.524%	3-month USD-LIBOR	4/14/2025	9,000	(112)	—	(112)
2.354%	3-month USD-LIBOR	9/25/2025	109,600	(2,181)	—	(2,181)
6-month JPY-LIBOR	0.1277%	3/24/2026	¥500,000	33	—	33
6-month JPY-LIBOR	(0.0823)%	7/11/2026	1,200,000	214	—	214
3-month USD-LIBOR	1.6835%	11/2/2026	$3,900	322	—	322
3-month USD-LIBOR	1.688%	11/2/2026	2,100	172	—	172
28-day MXN-TIIE	8.07%	1/1/2027	MXN180,000	(305)	—	(305)
28-day MXN-TIIE	8.135%	1/14/2027	102,000	(197)	—	(197)
3-month USD-LIBOR	2.38%	2/15/2027	$13,100	390	—	390
2.4805%	3-month USD-LIBOR	3/21/2027	27,000	(603)	—	(603)
2.3335%	3-month USD-LIBOR	3/29/2027	25,000	(861)	—	(861)
American Funds Strategic Bond Fund — Page 9 of 14

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2018 (000)
2.333%	3-month USD-LIBOR	3/29/2027	$30,000	$(1,035)	$—	$(1,035)
28-day MXN-TIIE	7.47%	4/5/2027	MXN60,000	34	—	34
3-month SEK-STIBOR	1.125%	4/28/2027	SKr138,000	(27)	—	(27)
0.8153%	6-month EURIBOR	4/28/2027	€14,500	(95)	—	(95)
3-month USD-LIBOR	2.293%	5/3/2027	$5,800	219	—	219
28-day MXN-TIIE	7.625%	5/20/2027	MXN108,000	1	—	1
3-month USD-LIBOR	2.2935%	7/17/2027	$15,000	583	—	583
0.8518%	6-month EURIBOR	8/21/2027	€6,200	(39)	—	(39)
3-month SEK-STIBOR	1.215%	8/21/2027	SKr60,000	(48)	—	(48)
2.2295%	3-month USD-LIBOR	9/22/2027	$9,800	(445)	—	(445)
3-month USD-LIBOR	2.388%	10/31/2027	89,000	2,840	—	2,840
3-month USD-LIBOR	2.31934%	11/17/2027	11,900	453	—	453
3-month USD-LIBOR	2.31613%	11/17/2027	11,100	426	—	426
2.91%	3-month USD-LIBOR	2/1/2028	19,100	49	—	49
2.925%	3-month USD-LIBOR	2/1/2028	15,300	49	—	49
2.908%	3-month USD-LIBOR	2/1/2028	19,100	48	—	48
2.92%	3-month USD-LIBOR	2/2/2028	14,500	44	—	44
3-month USD-LIBOR	2.679%	4/14/2030	4,800	72	—	72
3-month USD-LIBOR	2.514%	9/25/2030	58,300	1,703	—	1,703
3-month USD-LIBOR	2.35%	3/24/2031	11,700	502	—	502
3-month USD-LIBOR	2.22%	6/7/2031	7,300	392	—	392
3-month USD-LIBOR	1.8929%	7/6/2031	8,700	699	—	699
3-month USD-LIBOR	1.87%	8/18/2031	15,500	1,273	—	1,273
3-month USD-LIBOR	2.57%	11/18/2031	11,000	278	—	278
3-month USD-LIBOR	2.9625%	2/1/2038	11,400	(15)	—	(15)
3-month USD-LIBOR	2.963%	2/1/2038	11,500	(16)	—	(16)
3-month USD-LIBOR	2.986%	2/1/2038	9,200	(27)	—	(27)
3-month USD-LIBOR	2.967%	2/2/2038	8,900	(14)	—	(14)
6-month GBP-LIBOR	1.6442%	3/29/2038	£10,000	(2)	—	(2)
3-month USD-LIBOR	2.625%	2/21/2047	$2,000	83	—	83
2.818%	3-month USD-LIBOR	3/15/2047	6,300	(10)	—	(10)
3-month USD-LIBOR	2.609%	4/6/2047	5,200	235	—	235
2.634%	3-month USD-LIBOR	7/11/2047	16,000	(639)	—	(639)
3-month USD-LIBOR	2.5015%	8/17/2047	4,600	310	—	310
3-month USD-LIBOR	2.5095%	8/17/2047	4,400	289	—	289
3-month USD-LIBOR	2.447%	9/19/2047	6,500	515	—	515
3-month USD-LIBOR	2.4675%	9/22/2047	9,100	683	—	683
3-month USD-LIBOR	2.479%	9/22/2047	4,100	298	—	298
2.53563%	3-month USD-LIBOR	10/3/2047	16,000	(973)	—	(973)
3-month USD-LIBOR	2.56315%	10/6/2047	11,500	633	—	633
3-month USD-LIBOR	2.495%	10/17/2047	6,700	463	—	463
3-month USD-LIBOR	2.4975%	10/17/2047	6,700	460	—	460
3-month USD-LIBOR	2.6355%	10/31/2047	8,200	320	—	320
3-month USD-LIBOR	2.57553%	12/29/2047	15,000	785	—	785
2.935%	3-month USD-LIBOR	2/6/2048	54,000	1,291	—	1,291
3-month USD-LIBOR	2.8705%	2/8/2048	21,000	(216)	—	(216)
2.964%	3-month USD-LIBOR	2/12/2048	10,900	329	—	329
3-month USD-LIBOR	2.96%	2/15/2048	5,500	(161)	—	(161)
3-month USD-LIBOR	3.0135%	2/16/2048	11,100	(451)	—	(451)
3-month USD-LIBOR	2.9825%	2/20/2048	11,000	(375)	—	(375)
U.S. EFFR	2.505%	3/22/2048	2,500	(65)	—	(65)
U.S. EFFR	2.51375%	3/22/2048	2,800	(78)	—	(78)
3-month USD-LIBOR	3.006%	3/23/2048	13,494	(523)	—	(523)
American Funds Strategic Bond Fund — Page 10 of 14

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2018 (000)
3-month USD-LIBOR	2.848%	4/3/2048	$14,000	$(72)	$—	$(72)
3-month USD-LIBOR	2.8245%	4/4/2048	5,550	(3)	—	(3)
					$—	$(1,542)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments (000)	Unrealized appreciation at 3/31/2018 (000)
CDX.NA.HY.29	5.00%/Quarterly	12/20/2022	$44,775	$(2,915)	$(3,353)	$438
CDX.NA.IG.30	1.00%/Quarterly	6/20/2023	423,500	(7,014)	(7,502)	488
					$(10,855)	$926

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $132,397,000, which represented 22.44% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Scheduled interest and/or principal payment was not received.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $3,948,000, which represented .67% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	A portion of this security was pledged as collateral. The total value of pledged collateral was $25,832,000, which represented 4.38% of the net assets of the fund.
[9]	Amount less than one thousand.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
American Funds Strategic Bond Fund — Page 11 of 14

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $733,734,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $120,822,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $12,607,400,000 and $204,633,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Strategic Bond Fund — Page 12 of 14

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2018 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$354,497	$—	$354,497
U.S. Treasury bonds & notes	—	135,010	—	135,010
Bonds & notes of governments & government agencies outside the U.S.	—	52,823	—	52,823
Municipals	—	14,068	—	14,068
Asset-backed obligations	—	5,624	—	5,624
Short-term securities	—	24,752	—	24,752
Total	$—	$586,774	$—	$586,774

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,043	$—	$—	$2,043
Unrealized appreciation on open forward currency contracts	—	918	—	918
Unrealized appreciation on interest rate swaps	—	26,945	—	26,945
Unrealized appreciation on credit default swaps	—	926	—	926
Liabilities:
Unrealized depreciation on futures contracts	(3,216)	—	—	(3,216)
Unrealized depreciation on open forward currency contracts	—	(419)	—	(419)
Unrealized depreciation on interest rate swaps	—	(28,487)	—	(28,487)
Total	$(1,173)	$(117)	$—	$(1,290)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

American Funds Strategic Bond Fund — Page 13 of 14

unaudited

Key to abbreviations and symbols
AUD = Australian dollars
Auth. = Authority
BRL = Brazilian reais
CAD/C$ = Canadian dollars
Dev. = Development
Econ. = Economic
EFFR = Federal Funds Effective Rate
EONIA = Euro Overnight Index Average
EUR/€ = Euros
EURIBOR = Euro Interbank Offered Rate
G.O. = General Obligation
GBP/£ = British pounds
INR = Indian rupees
JPY/¥ = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
NGN = Nigerian naira
Rev. = Revenue
SEK/SKr = Swedish kronor
SGD = Singapore dollars
STIBOR = Stockholm Interbank Offered Rate
TIIE = Equilibrium Interbank Interest Rate
USD/$ = U.S. dollars
UYU = Uruguayan pesos
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-112-0518O-S60597	American Funds Strategic Bond Fund — Page 14 of 14

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS STRATEGIC BOND FUND

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: May 24, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 24, 2018